Subsequent Events (Details Narrative) - USD ($)		4 Months Ended	6 Months Ended	10 Months Ended
	Feb. 11, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 16, 2022
Subsequent Event [Line Items]
Cash			$ 172,441	$ 254,523
Sale of stock number of shares issued			11,500,000	11,500,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Issuance of common stock		$ 25,000		$ 25,000
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued	60,000
Preferred stock, par value	$ 0.0001				$ 0.0001
Warrant to purchase, percentage	5000.00%
Issuance of common stock	$ 60,000,000.0
SHF Holding Co., LLC [Member]
Subsequent Event [Line Items]
Number of issued	185,000,000
Cash	$ 70,000,000
Tangible net assets			$ 5,000,001
SHF Holding Co., LLC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisition	11,386,139
Stock issued during period value acquisition	$ 115,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock	$ 60,000,000.0
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Warrant to purchase, percentage	50.00%
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value	$ 0.0001
Subsequent Event [Member] | SHF Holding Co., LLC [Member]
Subsequent Event [Line Items]
Number of outstanding	$ 185,000,000
Number of issued	185,000,000
Cash	70,000,000
Tangible net assets	$ 5,000,001
Subsequent Event [Member] | SHF Holding Co., LLC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisition	11,386,139
Stock issued during period value acquisition	$ 115,000,000